Schedule of Investments
September 30, 2024 (unaudited)
AmericaFirst Defensive Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 77.78%

Aerospace & Defense - 4.04%
RTX Corp.	366	44,345

Biotechnology - 4.66%
Vertex Pharmaceuticals, Inc. (2)	110	51,159

Consumer Staples Distribution - 4.36%
Costco Wholesale Corp.	54	47,872

Electric Services - 5.08%
The Southern Co.	619	55,821

Gold & Silver Ores - 4.48%
Wheaton Precious Metals Corp.	805	49,169

Health Care Equipment and Supplies - 4.22%
Abbott Laboratories	407	46,402

Health Care Providers & Services - 4.46%
McKesson Corp.	99	48,948

Hospital & Medical Service Plans - 4.63%
UnitedHealth Group, Inc.	87	50,867

Measuring & Controlling Devices, NEC - 4.73%
Thermo Fisher Scientific, Inc.	84	51,960

Metals & Mining - 4.59%
Newmont Corp.	943	50,403

Packaging & Containers - 3.30%
Reynolds Consumer Products, Inc.	1,167	36,294

Pharmaceuticals - 5.86%
Bristol-Myers Squibb Co. (2)	627	32,441
Eli Lilly & Co.	36	31,894

		64,335

Retail-Family Clothing Stores - 4.73%
The TJX Cos., Inc.	442	51,953

Retail-Variety Stores - 3.49%
Walmart, Inc.	475	38,356

Service-Business Services, NEC - 9.24%
Booking Holdings, Inc.	13	54,758
Visa, Inc.	170	46,742

		101,499

Ship & Boat Building & Repairing - 2.89%
General Dynamics Corp. (2)	105	31,731

Specialty Chemicals - 3.03%
International Flavors & Fragrances, Inc.	317	33,263

Total Common Stock	(Cost $ 697,481)	854,377

Real Estate Investment Trusts - 5.76%

Ventas, Inc.	987	63,296

Total Real Estate Investment Trusts	(Cost $ 42,006)	63,296

Money Market Registered Investment Companies - 16.05%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 4.90% (4)	176,285	176,285

Total Money Market Registered Investment Companies	(Cost $ 176,285)	176,285

Total Investments - 99.60%	(Cost $ 915,771)	1,093,958

Other Assets Less Liabilities - 0.40%		4,445

Total Net Assets - 100.00%		1,098,403

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (3)
Level 1 - Quoted Prices	$1,093,958	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs	-	-
Total	$1,093,958	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2024.